Share-based compensation	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share-based compensation

13. Share-based compensation

The Group maintains the 2022 Share Incentive Plan. Awards under the plan include restricted share units (“RSUs”), share options and share awards. Each RSU represents the right to receive two Class A ordinary shares upon vesting, and each share option represents the right to purchase two Class A ordinary shares upon exercise.

(a)	Restricted share units

The following table summarizes restricted share units (“RSUs”) activity during the six months ended June 30, 2026:

	Number of RSUs	Weighted-average grant-date fair value per RSU
		(US$)
Awarded and unvested as of December 31, 2025	787,490	3.50
Granted	—	—
Vested	(408,001)	3.64
Canceled/forfeited	(28,190)	2.49
Awarded and unvested as of June 30, 2026	351,299	3.43
Vested and expected to vest as of June 30, 2026	873,053	4.31

During the six months ended June 30, 2025 and 2026, the Group recognized share-based compensation expense of RMB3,656,000 and RMB5,674,000 respectively, in connection with the above RSUs.

As of June 30, 2026, unamortized compensation cost related to outstanding RSUs was RMB3,687,000 and was expected to be recognized over a weighted-average period of 1.79 years.

(b)	Share options

The following table summarizes share option activity during the six months ended June 30, 2026:

	Number of share options	Weighted-average exercise price per option	Weighted-average remaining contractual life	Aggregate intrinsic value
		(US$)	(in years)	(US$)
Outstanding as of December 31, 2025	107,503	8.0	7.4	—
Granted	—	—	—	—
Exercised	—	—	—	—
Canceled/forfeited	(28,664)	8.0	—	—
Outstanding as of June 30, 2026	78,839	8.0	6.9	—
Vested and exercisable as of June 30, 2026	66,047	8.0	6.9	—
Vested and expected to vest as of June 30, 2026	78,534	8.0	6.9	—

During the six months ended June 30, 2025 and 2026, share-based compensation recognized by the Group related to options were RMB527,000 and RMB(700,000), respectively.

As of June 30, 2026, unrecognized share-based compensation expense related to unvested share options was RMB109,000 and was expected to be recognized over a weighted-average period of 0.9 years.

(c)	Share awards

On May 6, 2026, the Company granted an aggregate of 141,732 fully vested Class A ordinary shares, representing 70,866 ADSs, to three independent directors under the 2022 Share Incentive Plan. The Group recognized share-based compensation expense of RMB617,000 in connection with these share awards during the six months ended June 30, 2026.

(d)	Share-based compensation expense/(reversal)

	For the six months ended June 30,
	2025	2026
	(RMB in thousands)
Research and development expenses	3,191	4,504
Sales and marketing expenses/(reversal)	469	(92)
General and administrative expenses	523	1,179
Total share-based compensation expense	4,183	5,591